Operating Segments: Operations of reportable segments (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Operations of reportable segments

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2012
Revenues	$5,022,144	$1,499,108	$3,444,821	$9,966,073
Cost of revenues	3,800,141	773,809	1,809,695	6,383,645
Operating expenses	11,501,232	685,230	2,666,656	14,853,118
Other income (expense)	1,704,204	(6,625)	(34,023)	1,663,556
Net income (loss)	$(8,575,025)	$33,444	$(1,065,553)	$(9,607,134)

Total assets	$13,815,552	$280,513	$850,881	$14,946,946

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2011
Revenues	$405,060	$1,052,584	$3,858,020	$5,315,664
Cost of revenues	113,967	966,266	1,758,044	2,838,277
Operating expenses	12,877,649	97,367	2,668,824	15,643,840
Other income (expense)	(805,425)	(7,589)	(39,519)	(852,533)
Net income (loss)	$(13,391,981)	$(18,638)	$(608,367)	$(14,018,986)

Total assets	$12,707,606	$251,900	$1,266,566	$14,226,072